Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at the dates indicated:

	June 30, 2024	December 31, 2023
Accrued expenses and other current liabilities:
Accrued accounting and professional services costs	$2,458,192	$1,511,889
Accrued subscription costs	510,549	22,110
Sales tax payable	363,883	314,873
Excise tax payable	223,717	223,717
Accrued legal costs	159,417	2,694,439
Accrued payroll and benefit costs	123,335	185,504
Deposits	52,000	54,102
Accrued streaming service costs	48,218	37,765
Other current liabilities	324,717	149,841
Total accrued expenses and other current liabilities	$4,264,028	$5,194,240